Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	MFS SERIES TRUST IV
Entity Central Index Key	0000063068
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Aug. 01, 2020
MFS® Global New Discovery Fund | R4
Prospectus:
Trading Symbol	GLNMX
MFS® Global New Discovery Fund | R3
Prospectus:
Trading Symbol	GLNLX
MFS® Global New Discovery Fund | R2
Prospectus:
Trading Symbol	GLNKX
MFS® Global New Discovery Fund | R1
Prospectus:
Trading Symbol	GLNJX
MFS® Global New Discovery Fund | I
Prospectus:
Trading Symbol	GLNIX
MFS® Global New Discovery Fund | C
Prospectus:
Trading Symbol	GLNCX
MFS® Global New Discovery Fund | B
Prospectus:
Trading Symbol	GLNBX
MFS® Global New Discovery Fund | A
Prospectus:
Trading Symbol	GLNAX
MFS® Global New Discovery Fund | R6
Prospectus:
Trading Symbol	GLNNX